Treasury Stock - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended				3 Months Ended	12 Months Ended
	Dec. 31, 2015	Nov. 30, 2015	Jan. 31, 2014	Apr. 30, 2010	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jan. 27, 2015
Equity, Class of Treasury Stock [Line Items]
Expiration date of shares authorized to be repurchased under stock repurchase plan			Apr. 30, 2015
Total Number of Shares Purchased						500,000	5,150,000	5,200,000
Average Price Paid per Share	$ 48.13	$ 49.29			$ 48.59	$ 48.57	$ 47.01	$ 31.79
Stock repurchase value						$ 24,287	$ 242,085	$ 165,297
Treasury stock acquired as a result of share withholding for taxes						144,839	3,344
Value of treasury stock acquired as a result of share withholding for taxes						$ 6,000	$ 200
Maximum
Equity, Class of Treasury Stock [Line Items]
Shares authorized to be repurchased under stock repurchase plan			28,000,000	10,000,000					20,000,000
Time shares may be purchased				2 years